Shareholder Report	12 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	iShares Trust
Entity Central Index Key	0001100663
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
C000219898 [Member]
Shareholder Report [Line Items]
Fund Name	iShares ESG Advanced Universal USD Bond ETF
Class Name	iShares ESG Advanced Universal USD Bond ETF
Trading Symbol	EUSB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares ESG Advanced Universal USD Bond ETF (the “Fund”) (formerly known as iShares ESG Advanced Total USD Bond Market ETF) for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Advanced Universal USD Bond ETF	$12	0.12%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended February 28, 2026, the Fund returned 6.27%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.53% and the Bloomberg MSCI US Universal Choice ESG Screened Index returned 6.39%.
What contributed to performance?
During the reporting period, U.S. bond markets gained as the Federal Reserve (“Fed”) reduced rates by 75 basis points across three 25 basis point rate cuts in late 2025. The yield on the 10-year U.S. Treasury ended lower due to uncertainty around the Trump Administration’s tariff policies, a prolonged U.S. government shutdown, and increasing geopolitical tensions later in the period. During the reporting period, Treasury securities were meaningful contributors to the Fund’s return. Corporate issues also supported performance, most notably financial bonds. In terms of credit quality, bonds rated Aa by Moody’s, which sit at the higher end of the investment grade scale, also supported the Fund’s return.
What detracted from performance?
During the reporting period, there were no significant detractors from the Fund’s return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 23, 2020 through February 28, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	6.27%	0.63%	0.53%
Bloomberg U.S. Universal Index	6.53	0.78	0.77
Bloomberg MSCI US Universal Choice ESG Screened Index	6.39	0.75	0.66

Performance Inception Date	Jun. 23, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Oct. 31, 2025
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 724,379,924
Holdings Count | Holding	4,211
Advisory Fees Paid, Amount	$ 824,790
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$724,379,924
Number of Portfolio Holdings	4,211
Net Investment Advisory Fees	$824,790
Portfolio Turnover Rate	87%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	64.9%
Aa	3.6%
A	11.2%
Baa	15.7%
Ba	2.8%
B	1.2%
Caa	0.4%
Not Rated	0.2%
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government & Agency Obligations	61.5%
Corporate Bonds & Notes	31.0%
Foreign Government Obligations	6.5%
Collateralized Mortgage Obligations	0.8%
Asset-Backed Securities	0.3%
TBA Sales Commitments	(0.1)%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after February 28, 2026 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
Effective October 31, 2025, the name of the Fund was changed from iShares ESG Advanced Total USD Bond Market ETF to iShares ESG Advanced Universal USD Bond ETF.

Material Fund Change Name [Text Block]	Effective October 31, 2025, the name of the Fund was changed from iShares ESG Advanced Total USD Bond Market ETF to iShares ESG Advanced Universal USD Bond ETF.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after February 28, 2026 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Updated Prospectus Phone Number	1-800-iShares (1-800-474-2737)
Updated Prospectus Web Address	blackrock.com/fundreports
C000012092 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Core U.S. Aggregate Bond ETF
Class Name	iShares Core U.S. Aggregate Bond ETF
Trading Symbol	AGG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Core U.S. Aggregate Bond ETF (the “Fund”) for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core U.S. Aggregate Bond ETF	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended February 28, 2026, the Fund returned 6.24%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.53% and the Bloomberg U.S. Aggregate Bond Index returned 6.26%.
What contributed to performance?
U.S. bond markets gained during the reporting period, supported by a resilient domestic economy despite conflicting data. The Federal Reserve (“Fed”) reduced rates by 75 basis points across three 25 basis point rate cuts in late 2025, prompted by a cooling labor market amid elevated inflation. The yield on the 10-year U.S. Treasury ended lower as investors negotiated the Trump Administration's trade policies, a prolonged U.S. government shutdown, and increasing geopolitical tensions later in the period. In this environment, Treasury securities contributed the most to the Fund’s return, followed by securitized bonds. Longer-dated issues, those between seven and ten years, and bonds over ten years, benefited performance. By credit rating, investment-grade bonds rated Aa by Moody’s, also supported the Fund’s return.
What detracted from performance?
During the reporting period, there were no significant detractors from the Fund’s return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: March 1, 2016 through February 28, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	6.24%	0.41%	1.94%
Bloomberg U.S. Universal Index	6.53	0.78	2.42
Bloomberg U.S. Aggregate Bond Index	6.26	0.42	1.97

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 141,477,241,350
Holdings Count | Holding	13,122
Advisory Fees Paid, Amount	$ 36,153,900
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$141,477,241,350
Number of Portfolio Holdings	13,122
Net Investment Advisory Fees	$36,153,900
Portfolio Turnover Rate	62%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	73.8%
Aa	2.9%
A	11.5%
Baa	11.3%
Ba	0.4%
Not Rated	0.1%
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government & Agency Obligations	71.0%
Corporate Bonds & Notes	24.9%
Foreign Government Obligations	2.4%
Collateralized Mortgage Obligations	1.0%
Municipal Debt Obligations	0.4%
Asset-Backed Securities	0.4%
TBA Sales Commitments	(0.1)%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000037539 [Member]
Shareholder Report [Line Items]
Fund Name	iShares 1-5 Year Investment Grade Corporate Bond ETF
Class Name	iShares 1-5 Year Investment Grade Corporate Bond ETF
Trading Symbol	IGSB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares 1-5 Year Investment Grade Corporate Bond ETF (the “Fund”) for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 1-5 Year Investment Grade Corporate Bond ETF	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended February 28, 2026, the Fund returned 6.32%.
  For the same period, the ICE BofA US Broad Market Index returned 6.23%, and the ICE BofA 1-5 Year US Corporate Index (Spliced) returned 6.25%.
What contributed to performance?
U.S. bond markets gained during the reporting period, supported by a resilient domestic economy despite conflicting data. The Federal Reserve (“Fed”) reduced rates by 75 basis points across three 25 basis point rate cuts in late 2025, prompted by a cooling labor market amid elevated inflation. The yield on the 10-year benchmark U.S. Treasury ended lower as investors negotiated the administration's trade policies, a prolonged U.S. government shutdown, and increasing geopolitical tensions later in the period.
The yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) continued to steepen as rate cuts pushed shorter-term yields lower, while inflation and heavy Treasury supply kept longer‑maturity yields higher. (Bond yields move inversely to prices.) Against this backdrop, investment‑grade corporate bonds outperformed Treasuries, reflecting solid U.S. economic growth, strong risk appetite, and confidence in corporate profits.
What detracted from performance?
There were no meaningful detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: March 1, 2016 through February 28, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	6.32%	2.59%	2.90%
ICE BofA US Broad Market Index	6.23	0.47	1.98
ICE BofA 1-5 Year US Corporate Index (Spliced)	6.25	2.51	2.99

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 1-5 Year US Corporate Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 22,616,926,665
Holdings Count | Holding	4,506
Advisory Fees Paid, Amount	$ 8,647,890
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$22,616,926,665
Number of Portfolio Holdings	4,506
Net Investment Advisory Fees	$8,647,890
Portfolio Turnover Rate	28%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	1.0%
Aa	9.5%
A	45.1%
Baa	42.7%
Ba	1.7%
Not Rated	0.0	%(b)
Maturity allocation
Maturity	Percent of Total Investments(a)
1-2 Years	19.0%
2-3 Years	27.2%
3-4 Years	23.2%
4-5 Years	24.8%
5-6 Years	4.8%
6-7 Years	0.2%
8-9 Years	0.3%
9-10 Years	0.4%
21-22 Years	0.1%
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000037542 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Intermediate Government/Credit Bond ETF
Class Name	iShares Intermediate Government/Credit Bond ETF
Trading Symbol	GVI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Intermediate Government/Credit Bond ETF (the “Fund”) for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Intermediate Government/Credit Bond ETF	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended February 28, 2026, the Fund returned 5.97%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.53% and the Bloomberg U.S. Intermediate Government/Credit Bond Index returned 6.16%.
What contributed to performance?
U.S. bond markets gained during the reporting period, supported by a resilient domestic economy despite conflicting data. The Federal Reserve (“Fed”) reduced rates by 75 basis points across three 25 basis point rate cuts in late 2025, prompted by a cooling labor market amid elevated inflation. The yield on the 10-year U.S. Treasury ended lower as investors navigated the administration's evolving trade policies, a prolonged U.S. government shutdown, and rising geopolitical tensions. The yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) continued to steepen as rate cuts pushed shorter-term yields lower, while persistent inflation and increased Treasury supply kept longer‑maturity yields elevated. (Bond yields move inversely to prices.)
Against this backdrop, investment‑grade corporate bonds outperformed Treasuries, reflecting solid U.S. economic growth, strong investor risk appetite, and confidence in corporate earnings. Mortgage-backed securities (“MBS”) also posted gains and outperformed U.S. investment-grade corporates, as the Fed’s shift toward lower interest rates, reduced market volatility, and the steepening yield curve, which supported MBS issuance.
What detracted from performance?
There were no meaningful detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: March 1, 2016 through February 28, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	5.97%	1.25%	2.06%
Bloomberg U.S. Universal Index	6.53	0.78	2.42
Bloomberg U.S. Intermediate Government/Credit Bond Index	6.16	1.42	2.24

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 3,898,456,171
Holdings Count | Holding	6,085
Advisory Fees Paid, Amount	$ 7,197,128
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,898,456,171
Number of Portfolio Holdings	6,085
Net Investment Advisory Fees	$7,197,128
Portfolio Turnover Rate	21%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	68.4%
Aa	3.0%
A	13.9%
Baa	14.2%
Ba	0.5%
Not Rated	0.0	%(b)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government & Agency Obligations	65.7%
Corporate Bonds & Notes	30.3%
Foreign Government Obligations	3.8%
Municipal Debt Obligations	0.2%
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000037543 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Government/Credit Bond ETF
Class Name	iShares Government/Credit Bond ETF
Trading Symbol	GBF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Government/Credit Bond ETF (the “Fund”) for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Government/Credit Bond ETF	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended February 28, 2026, the Fund returned 5.66%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.53% and the Bloomberg U.S. Government/Credit Bond Index returned 5.83%.
What contributed to performance?
U.S. bond markets gained during the reporting period, supported by a resilient domestic economy despite conflicting data. The Federal Reserve (“Fed”) reduced rates by 75 basis points across three 25 basis point rate cuts in late 2025, prompted by a cooling labor market amid elevated inflation. The yield on the 10-year U.S. Treasury ended lower as investors navigated the administration's evolving trade policies, a prolonged U.S. government shutdown, and rising geopolitical tensions. The yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) continued to steepen as rate cuts pushed shorter-term yields lower, while persistent inflation and increased Treasury supply kept longer‑maturity yields elevated. (Bond yields move inversely to prices.)
Against this backdrop, investment‑grade corporate bonds outperformed Treasuries, reflecting solid U.S. economic growth, strong investor risk appetite, and confidence in corporate earnings. Mortgage-backed securities (“MBS”) also posted gains and outperformed U.S. investment-grade corporates, as the Fed’s shift toward lower interest rates, reduced market volatility, and the steepening yield curve, which supported MBS issuance.
What detracted from performance?
There were no meaningful detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: March 1, 2016 through February 28, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	5.66%	0.11%	1.89%
Bloomberg U.S. Universal Index	6.53	0.78	2.42
Bloomberg U.S. Government/Credit Bond Index	5.83	0.30	2.09

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 132,908,451
Holdings Count | Holding	3,255
Advisory Fees Paid, Amount	$ 279,077
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$132,908,451
Number of Portfolio Holdings	3,255
Net Investment Advisory Fees	$279,077
Portfolio Turnover Rate	20%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	65.0%
Aa	3.8%
A	14.1%
Baa	16.4%
Ba	0.7%
Not Rated	0.0	%(b)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government & Agency Obligations	62.7%
Corporate Bonds & Notes	32.7%
Foreign Government Obligations	3.9%
Municipal Debt Obligations	0.7%
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000037540 [Member]
Shareholder Report [Line Items]
Fund Name	iShares 5-10 Year Investment Grade Corporate Bond ETF
Class Name	iShares 5-10 Year Investment Grade Corporate Bond ETF
Trading Symbol	IGIB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares 5-10 Year Investment Grade Corporate Bond ETF (the “Fund”) for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 5-10 Year Investment Grade Corporate Bond ETF	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended February 28, 2026, the Fund returned 8.36%.
  For the same period, the ICE BofA US Broad Market Index returned 6.23%, and the ICE BofA 5-10 Year US Corporate Index (Spliced) returned 8.34%.
What contributed to performance?
U.S. bond markets gained during the reporting period, supported by a resilient domestic economy despite conflicting data. The Federal Reserve (“Fed”) reduced rates by 75 basis points across three 25 basis point rate cuts in late 2025, prompted by a cooling labor market amid elevated inflation. The yield on the 10-year benchmark U.S. Treasury ended lower as investors negotiated the administration's trade policies, a prolonged U.S. government shutdown, and increasing geopolitical tensions later in the period.
The yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) continued to steepen as rate cuts pushed shorter-term yields lower, while inflation and heavy Treasury supply kept longer‑maturity yields higher. (Bond yields move inversely to prices.) Against this backdrop, investment‑grade corporate bonds outperformed Treasuries, reflecting solid U.S. economic growth, strong risk appetite, and confidence in corporate profits.
What detracted from performance?
There were no meaningful detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: March 1, 2016 through February 28, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	8.36%	1.70%	3.46%
ICE BofA US Broad Market Index	6.23	0.47	1.98
ICE BofA 5-10 Year US Corporate Index (Spliced)	8.34	1.72	3.53

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 5-10 Year US Corporate Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 18,292,119,488
Holdings Count | Holding	2,958
Advisory Fees Paid, Amount	$ 6,441,278
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$18,292,119,488
Number of Portfolio Holdings	2,958
Net Investment Advisory Fees	$6,441,278
Portfolio Turnover Rate	27%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	0.6%
Aa	7.8%
A	43.2%
Baa	46.9%
Ba	1.5%
Not Rated	0.0	%(b)
Maturity allocation
Maturity	Percent of Total Investments(a)
5-10 Years	92.1%
10-15 Years	5.9%
15-20 Years	0.1%
More than 20 Years	1.9%
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000012091 [Member]
Shareholder Report [Line Items]
Fund Name	iShares iBoxx $ Investment Grade Corporate Bond ETF
Class Name	iShares iBoxx $ Investment Grade Corporate Bond ETF
Trading Symbol	LQD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares iBoxx $ Investment Grade Corporate Bond ETF (the “Fund”) for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBoxx $ Investment Grade Corporate Bond ETF	$14	0.14%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended February 28, 2026, the Fund returned 6.74%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.53% and the Markit iBoxx USD Liquid Investment Grade Index returned 6.82%.
What contributed to performance?
U.S. bond markets gained during the reporting period, supported by a resilient domestic economy despite conflicting data. The Federal Reserve (“Fed”) reduced rates by 75 basis points across three 25 basis point rate cuts in late 2025, prompted by a cooling labor market amid elevated inflation. The yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) continued to steepen as rate cuts pushed shorter-term yields lower. (Bond yields move inversely to prices.)
Against this backdrop, investment‑grade corporate bonds outperformed Treasuries, reflecting solid U.S. economic growth, strong risk appetite, and confidence in corporate earnings. High‑yield bonds also posted positive returns, supported by interest rate cuts and stronger investor demand for risk assets.
What detracted from performance?
There were no meaningful detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: March 1, 2016 through February 28, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	6.74%	0.33%	3.25%
Bloomberg U.S. Universal Index	6.53	0.78	2.42
Markit iBoxx USD Liquid Investment Grade Index	6.82	0.53	3.38

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 32,132,634,331
Holdings Count | Holding	3,073
Advisory Fees Paid, Amount	$ 40,919,514
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$32,132,634,331
Number of Portfolio Holdings	3,073
Net Investment Advisory Fees	$40,919,514
Portfolio Turnover Rate	16%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	2.3%
Aa	9.2%
A	47.2%
Baa	39.3%
Ba	2.0%
Maturity allocation
Maturity	Percent of Total Investments(a)
1-5 Years	19.1%
5-10 Years	38.0%
10-15 Years	8.7%
15-20 Years	8.1%
More than 20 Years	26.1%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000182992 [Member]
Shareholder Report [Line Items]
Fund Name	iShares High Yield Systematic Bond ETF
Class Name	iShares High Yield Systematic Bond ETF
Trading Symbol	HYDB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares High Yield Systematic Bond ETF (the “Fund”) for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares High Yield Systematic Bond ETF	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended February 28, 2026, the Fund returned 6.84%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.53%, the BlackRock High Yield Systematic Bond Index returned 7.78% and the Markit iBoxx USD Liquid High Yield Index returned 7.24%.
What contributed to performance?
U.S. bond markets gained during the reporting period, supported by a resilient domestic economy despite conflicting data. The Federal Reserve (“Fed”) reduced rates by 75 basis points across three 25 basis point rate cuts in late 2025, prompted by a cooling labor market amid elevated inflation. Against this backdrop, credit markets remained well supported, with investment grade and high yield spreads tightening to near the lower end of their historical ranges, reflecting resilient fundamentals, healthy demand for income, and a constructive growth outlook. Bonds rated Ba and B by Moody’s benefited the Fund's return. Within sectors, communications bonds contributed the most to returns, followed by financial and consumer cyclical bonds. By maturity, bonds dated between three and seven years helped to support performance.
What detracted from performance?
There were no meaningful detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: July 11, 2017 through February 28, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	6.84%	5.00%	5.73%
Bloomberg U.S. Universal Index	6.53	0.78	2.28
BlackRock High Yield Systematic Bond Index	7.78	5.58	6.16
Markit iBoxx USD Liquid High Yield Index	7.24	4.40	4.81

Performance Inception Date	Jul. 11, 2017
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 1,693,757,763
Holdings Count | Holding	267
Advisory Fees Paid, Amount	$ 5,590,009
Investment Company Portfolio Turnover	93.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,693,757,763
Number of Portfolio Holdings	267
Net Investment Advisory Fees	$5,590,009
Portfolio Turnover Rate	93%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Baa	0.6%
Ba	46.1%
B	45.8%
Caa	6.1%
Ca	1.4%
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	0.3%
1-5 Years	60.5%
5-10 Years	37.6%
10-15 Years	0.5%
15-20 Years	0.2%
More than 20 Years	0.9%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000080009 [Member]
Shareholder Report [Line Items]
Fund Name	iShares 10+ Year Investment Grade Corporate Bond ETF
Class Name	iShares 10+ Year Investment Grade Corporate Bond ETF
Trading Symbol	IGLB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares 10+ Year Investment Grade Corporate Bond ETF (the “Fund”) for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 10+ Year Investment Grade Corporate Bond ETF	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended February 28, 2026, the Fund returned 5.77%.
  For the same period, the ICE BofA US Broad Market Index returned 6.23%, and the ICE BofA 10+ Year US Corporate Index (Spliced) returned 5.93%.
What contributed to performance?
U.S. bond markets gained during the reporting period, supported by a resilient domestic economy despite conflicting data. The Federal Reserve (“Fed”) reduced rates by 75 basis points across three 25 basis point rate cuts in late 2025, prompted by a cooling labor market amid elevated inflation. The yield on the 10-year benchmark U.S. Treasury ended lower as investors negotiated the administration's trade policies, a prolonged U.S. government shutdown, and increasing geopolitical tensions later in the period.
The yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) continued to steepen as rate cuts pushed shorter-term yields lower, while inflation and heavy Treasury supply kept longer‑maturity yields higher. (Bond yields move inversely to prices.) Against this backdrop, investment‑grade corporate bonds outperformed Treasuries, reflecting solid U.S. economic growth, strong risk appetite, and confidence in corporate profits.
What detracted from performance?
There were no meaningful detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: March 1, 2016 through February 28, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	5.77%	(1.28)%	3.34%
ICE BofA US Broad Market Index	6.23	0.47	1.98
ICE BofA 10+ Year US Corporate Index (Spliced)	5.93	(1.04)	3.52

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 10+ Year US Corporate Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 2,778,719,238
Holdings Count | Holding	3,815
Advisory Fees Paid, Amount	$ 1,037,661
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$2,778,719,238
Number of Portfolio Holdings	3,815
Net Investment Advisory Fees	$1,037,661
Portfolio Turnover Rate	7%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	2.8%
Aa	12.8%
A	43.2%
Baa	39.8%
Ba	1.4%
Not Rated	0.0	%(b)
Maturity allocation
Maturity	Percent of Total Investments(a)
10-15 Years	18.3%
15-20 Years	21.9%
More than 20 Years	59.8%
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000189865 [Member]
Shareholder Report [Line Items]
Fund Name	iShares ESG Aware USD Corporate Bond ETF
Class Name	iShares ESG Aware USD Corporate Bond ETF
Trading Symbol	SUSC
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares ESG Aware USD Corporate Bond ETF (the “Fund”) for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware USD Corporate Bond ETF	$19	0.18%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended February 28, 2026, the Fund returned 6.48%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.53% and the Bloomberg MSCI US Corporate ESG Focus Index returned 6.61%.
What contributed to performance?
During the reporting period, U.S. bond markets gained as the Federal Reserve (“Fed”) reduced rates by 75 basis points across three 25 basis point rate cuts in late 2025. The yield on the 10-year U.S. Treasury ended lower due to uncertainty around the Trump Administration’s tariff policies, a prolonged U.S. government shutdown, and increasing geopolitical tensions later in the period. In this landscape, corporate securities were the largest contributors to the Fund’s return, notably financial and consumer non-cyclical issues. In terms of credit quality, bonds rated Baa by Moody’s, which sit at the lower end of the investment grade scale, were also large contributors to the Fund’s return.
What detracted from performance?
During the reporting period, there were no significant detractors from the Fund’s return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: July 11, 2017 through February 28, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	6.48%	0.62%	2.65%
Bloomberg U.S. Universal Index	6.53	0.78	2.28
Bloomberg MSCI US Corporate ESG Focus Index	6.61	0.81	2.91

Performance Inception Date	Jul. 11, 2017
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 1,404,677,053
Holdings Count | Holding	4,184
Advisory Fees Paid, Amount	$ 2,196,400
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,404,677,053
Number of Portfolio Holdings	4,184
Net Investment Advisory Fees	$2,196,400
Portfolio Turnover Rate	15%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	1.1%
Aa	5.9%
A	43.2%
Baa	48.5%
Ba	1.2%
Not Rated	0.1%
Maturity allocation
Maturity	Percent of Total Investments(a)
1-5 Years	36.3%
5-10 Years	28.8%
10-15 Years	8.0%
15-20 Years	6.5%
More than 20 Years	20.4%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000267414 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Total USD Fixed Income Market ETF
Class Name	iShares Total USD Fixed Income Market ETF
Trading Symbol	BTOT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Total USD Fixed Income Market ETF (the “Fund”) for the period of December 10, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Total USD Fixed Income Market ETF	$2(a)	0.08%(b)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.

Expenses Paid, Amount	$ 2	[1]
Expense Ratio, Percent	0.08%	[2]
Net Assets	$ 25,339,008
Holdings Count | Holding	836
Advisory Fees Paid, Amount	$ 4,546
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$25,339,008
Number of Portfolio Holdings	836
Net Investment Advisory Fees	$4,546
Portfolio Turnover Rate	17%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	62.2%
Aa	4.7%
A	11.2%
Baa	12.5%
Ba	4.8%
B	3.7%
Caa	0.8%
Not Rated	0.1%
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government & Agency Obligations	59.8%
Corporate Bonds & Notes	28.8%
Foreign Government Obligations	6.4%
Floating Rate Loan Interests	3.5%
Collateralized Mortgage Obligations	1.2%
Municipal Debt Obligations	0.3%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000182993 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Investment Grade Systematic Bond ETF
Class Name	iShares Investment Grade Systematic Bond ETF
Trading Symbol	IGEB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Investment Grade Systematic Bond ETF (the “Fund”) for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Investment Grade Systematic Bond ETF	$19	0.18%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended February 28, 2026, the Fund returned 7.09%.
  For the same period, the Bloomberg U.S. Aggregate Index returned 6.53%, the BlackRock Investment Grade Systematic Bond Index returned 7.29% and the Markit iBoxx USD Liquid Investment Grade Index returned 6.82%.
What contributed to performance?
U.S. bond markets gained during the reporting period, supported by a resilient domestic economy despite conflicting data. The Federal Reserve (“Fed”) reduced rates by 75 basis points across three 25 basis point rate cuts in late 2025, prompted by a cooling labor market amid elevated inflation. The yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) continued to steepen as rate cuts pushed shorter-term yields lower, while inflation and heavy Treasury supply kept longer‑maturity yields higher. Against this backdrop, credit markets remained well supported, with investment grade and high yield spreads tightening to near the lower end of their historical ranges, reflecting resilient fundamentals, healthy demand for income, and a constructive growth outlook. Issues rated on the lower end of investment grade by Moody’s meaningfully added to the Fund’s return. By sector, consumer non-cyclical, energy, and financial bonds supported performance. Issues rated investment grade Baa by Moody’s added meaningfully to returns. By maturity, bonds between seven and ten years, and those over ten years, contributed the most.
What detracted from performance?
There were no meaningful detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: July 11, 2017 through February 28, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	7.09%	1.42%	3.45%
Bloomberg U.S. Universal Index	6.53	0.78	2.28
BlackRock Investment Grade Systematic Bond Index	7.29	1.72	3.63
Markit iBoxx USD Liquid Investment Grade Index	6.82	0.53	2.83

Performance Inception Date	Jul. 11, 2017
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 1,483,760,500
Holdings Count | Holding	472
Advisory Fees Paid, Amount	$ 2,336,959
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,483,760,500
Number of Portfolio Holdings	472
Net Investment Advisory Fees	$2,336,959
Portfolio Turnover Rate	63%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	2.4%
Aa	4.5%
A	15.6%
Baa	74.1%
Ba	3.4%
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	0.4%
1-5 Years	16.7%
5-10 Years	52.2%
10-15 Years	6.1%
15-20 Years	3.0%
More than 20 Years	21.6%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000201167 [Member]
Shareholder Report [Line Items]
Fund Name	iShares ESG Aware U.S. Aggregate Bond ETF
Class Name	iShares ESG Aware U.S. Aggregate Bond ETF
Trading Symbol	EAGG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares ESG Aware U.S. Aggregate Bond ETF (the “Fund”) for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware U.S. Aggregate Bond ETF	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended February 28, 2026, the Fund returned 6.18%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.53% and the Bloomberg MSCI US Aggregate ESG Focus Index returned 6.29%.
What contributed to performance?
During the reporting period, U.S. bond markets gained as the Federal Reserve (“Fed”) reduced rates by 75 basis points across three 25 basis point rate cuts in late 2025. The yield on the 10-year U.S. Treasury ended lower due to uncertainty around the Trump Administration’s tariff policies, a prolonged U.S. government shutdown, and increasing geopolitical tensions later in the period. In this landscape, Treasury securities were meaningful contributors to the Fund’s return. Securitized issues also supported performance. In terms of credit quality, bonds rated Aa by Moody’s, which sit at the higher end of the investment grade scale, were the largest contributors to the Fund’s return.
What detracted from performance?
There were no meaningful detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 18, 2018 through February 28, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	6.18%	0.31%	2.37%
Bloomberg U.S. Universal Index	6.53	0.78	2.75
Bloomberg MSCI US Aggregate ESG Focus Index	6.29	0.42	2.48

Performance Inception Date	Oct. 18, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 4,632,445,106
Holdings Count | Holding	5,235
Advisory Fees Paid, Amount	$ 3,965,106
Investment Company Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$4,632,445,106
Number of Portfolio Holdings	5,235
Net Investment Advisory Fees	$3,965,106
Portfolio Turnover Rate	94%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	74.1%
Aa	2.1%
A	10.9%
Baa	12.6%
Ba	0.2%
Not Rated	0.1%
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government & Agency Obligations	70.5%
Corporate Bonds & Notes	25.0%
Foreign Government Obligations	3.1%
Collateralized Mortgage Obligations	1.1%
Asset-Backed Securities	0.4%
TBA Sales Commitments	(0.1)%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000080010 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Core 10+ Year USD Bond ETF
Class Name	iShares Core 10+ Year USD Bond ETF
Trading Symbol	ILTB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Core 10+ Year USD Bond ETF (the “Fund”) for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core 10+ Year USD Bond ETF	$6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended February 28, 2026, the Fund returned 5.55%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.53% and the Bloomberg U.S. Universal 10+ Year Index returned 5.61%.
What contributed to performance?
U.S. bond markets gained during the reporting period, supported by a resilient domestic economy despite conflicting data. The Federal Reserve (“Fed”) reduced rates by 75 basis points across three 25 basis point rate cuts in late 2025, prompted by a cooling labor market amid elevated inflation. The yield on the 10-year U.S. Treasury ended lower as investors negotiated the Trump Administration's trade policies, a prolonged U.S. government shutdown, and increasing geopolitical tensions later in the period.
The yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) continued to steepen as rate cuts pushed shorter-term yields lower, while inflation and heavy Treasury supply kept longer‑maturity yields higher.
What detracted from performance?
During the reporting period, the prices of long-term government securities were negatively impacted by rising yields.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: March 1, 2016 through February 28, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	5.55%	(2.35)%	2.31%
Bloomberg U.S. Universal Index	6.53	0.78	2.42
Bloomberg U.S. Universal 10+ Year Index	5.61	(2.32)	2.37

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 635,171,382
Holdings Count | Holding	3,829
Advisory Fees Paid, Amount	$ 359,629
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$635,171,382
Number of Portfolio Holdings	3,829
Net Investment Advisory Fees	$359,629
Portfolio Turnover Rate	13%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	48.4%
Aa	8.2%
A	18.9%
Baa	20.1%
Ba	2.6%
B	0.6%
Caa	0.9%
Ca	0.0	%(b)
Not Rated	0.3%
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government & Agency Obligations	46.6%
Corporate Bonds & Notes	44.3%
Foreign Government Obligations	7.5%
Municipal Debt Obligations	1.6%
Asset-Backed Securities	0.0	%(b)
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000037544 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MBS ETF
Class Name	iShares MBS ETF
Trading Symbol	MBB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MBS ETF (the “Fund”) for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MBS ETF	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended February 28, 2026, the Fund returned 7.46%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.53% and the Bloomberg U.S. MBS Index returned 7.54%.
What contributed to performance?
U.S. bond markets gained during the reporting period, supported by a resilient domestic economy despite conflicting data. The Federal Reserve (“Fed”) reduced rates by 75 basis points across three 25 basis point rate cuts in late 2025, prompted by a cooling labor market amid elevated inflation. The yield on the 10-year U.S. Treasury ended lower as investors navigated the administration's evolving trade policies, a prolonged U.S. government shutdown, and rising geopolitical tensions. The yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) continued to steepen as rate cuts pushed shorter-term yields lower, while persistent inflation and increased Treasury supply kept longer‑maturity yields elevated. (Bond yields move inversely to prices.)
Against this backdrop, investment‑grade corporate bonds outperformed Treasuries, reflecting solid U.S. economic growth, strong investor risk appetite, and confidence in corporate earnings. Mortgage-backed securities (“MBS”) also posted gains and outperformed U.S. investment-grade corporates, as the Fed’s shift toward lower interest rates, reduced market volatility, and the steepening yield curve, which supported MBS issuance.
What detracted from performance?
There were no meaningful detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: March 1, 2016 through February 28, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	7.46%	0.62%	1.54%
Bloomberg U.S. Universal Index	6.53	0.78	2.42
Bloomberg U.S. MBS Index	7.54	0.68	1.63

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 39,834,014,621
Holdings Count | Holding	11,168
Advisory Fees Paid, Amount	$ 14,151,229
Investment Company Portfolio Turnover	153.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$39,834,014,621
Number of Portfolio Holdings	11,168
Net Investment Advisory Fees	$14,151,229
Portfolio Turnover Rate	153%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2026)
Issuer allocation
Issuer	Percent of Total Investments(a)
Uniform Mortgage-Backed Securities	74.3%
Government National Mortgage Association	23.7%
Federal Home Loan Mortgage Corp.	1.9%
Federal National Mortgage Association	0.1%
Maturity allocation
Maturity	Percent of Total Investments(a)
1-5 Years	0.3%
5-10 Years	2.8%
10-15 Years	6.2%
15-20 Years	3.7%
20-25 Years	21.6%
25-30 Years	61.3%
30-35 Years	4.1%
(a)	Excludes money market funds.

C000037541 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Broad USD Investment Grade Corporate Bond ETF
Class Name	iShares Broad USD Investment Grade Corporate Bond ETF
Trading Symbol	USIG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Broad USD Investment Grade Corporate Bond ETF (the “Fund”) for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Broad USD Investment Grade Corporate Bond ETF	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended February 28, 2026, the Fund returned 6.72%.
  For the same period, the ICE BofA US Broad Market Index returned 6.23% and the ICE BofA US Corporate Index (Spliced) returned 6.71%.
What contributed to performance?
U.S. bond markets gained during the reporting period, supported by a resilient domestic economy despite conflicting data. The Federal Reserve (“Fed”) reduced rates by 75 basis points across three 25 basis point rate cuts in late 2025, prompted by a cooling labor market amid elevated inflation. The yield on the 10-year benchmark U.S. Treasury ended lower as investors negotiated the administration's trade policies, a prolonged U.S. government shutdown, and increasing geopolitical tensions later in the period.
The yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) continued to steepen as rate cuts pushed shorter-term yields lower, while inflation and heavy Treasury supply kept longer‑maturity yields higher. (Bond yields move inversely to prices.) Against this backdrop, investment‑grade corporate bonds outperformed Treasuries, reflecting solid U.S. economic growth, strong risk appetite, and confidence in corporate profits.
What detracted from performance?
There were no meaningful detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: March 1, 2016 through February 28, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	6.72%	1.00%	3.23%
ICE BofA US Broad Market Index	6.23	0.47	1.98
ICE BofA US Corporate Index (Spliced)	6.71	1.08	3.33

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA US Corporate Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 17,000,194,517
Holdings Count | Holding	11,255
Advisory Fees Paid, Amount	$ 5,838,695
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$17,000,194,517
Number of Portfolio Holdings	11,255
Net Investment Advisory Fees	$5,838,695
Portfolio Turnover Rate	12%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	1.4%
Aa	9.8%
A	44.2%
Baa	43.1%
Ba	1.5%
Not Rated	0.0	%(b)
Maturity allocation
Maturity	Percent of Total Investments(a)
1-5 Years	39.2%
5-10 Years	28.1%
10-15 Years	7.1%
15-20 Years	6.9%
More than 20 Years	18.7%
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000174365 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Core 5-10 Year USD Bond ETF
Class Name	iShares Core 5-10 Year USD Bond ETF
Trading Symbol	IMTB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Core 5-10 Year USD Bond ETF (the “Fund”) for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core 5-10 Year USD Bond ETF	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended February 28, 2026, the Fund returned 7.65%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.53% and the Bloomberg U.S. Universal 5-10 Year Index returned 7.75%.
What contributed to performance?
U.S. bond markets gained during the reporting period, supported by a resilient domestic economy despite conflicting data. The Federal Reserve (“Fed”) reduced rates by 75 basis points across three 25 basis point rate cuts in late 2025, prompted by a cooling labor market amid elevated inflation. The yield on the 10-year U.S. Treasury ended lower as investors negotiated the Trump Administration's trade policies, a prolonged U.S. government shutdown, and increasing geopolitical tensions later in the period.
The yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) continued to steepen as rate cuts pushed shorter-term yields lower, while inflation and heavy Treasury supply kept longer‑maturity yields higher.
What detracted from performance?
During the reporting period, the prices of long-term government securities were negatively impacted by rising yields.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: November 1, 2016 through February 28, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	7.65%	0.88%	2.11%
Bloomberg U.S. Universal Index	6.53	0.78	2.16
Bloomberg U.S. Universal 5-10 Year Index	7.75	0.92	2.18

Performance Inception Date	Nov. 01, 2016
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 286,702,887
Holdings Count | Holding	3,515
Advisory Fees Paid, Amount	$ 127,685
Investment Company Portfolio Turnover	265.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$286,702,887
Number of Portfolio Holdings	3,515
Net Investment Advisory Fees	$127,685
Portfolio Turnover Rate	265%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	72.9%
Aa	2.6%
A	8.6%
Baa	9.8%
Ba	3.0%
B	2.1%
Caa	0.5%
Ca	0.0	%(b)
Not Rated	0.5%
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government & Agency Obligations	71.4%
Corporate Bonds & Notes	23.7%
Foreign Government Obligations	4.2%
Collateralized Mortgage Obligations	0.7%
Municipal Debt Obligations	0.1%
TBA Sales Commitments	(0.1)%
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after February 28, 2026 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
The contractual fee waiver has been extended through February 28, 2031.

Material Fund Change Expenses [Text Block]	The contractual fee waiver has been extended through February 28, 2031.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after February 28, 2026 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Updated Prospectus Phone Number	1-800-iShares (1-800-474-2737)
Updated Prospectus Web Address	blackrock.com/fundreports
C000189864 [Member]
Shareholder Report [Line Items]
Fund Name	iShares ESG Aware 1-5 Year USD Corporate Bond ETF
Class Name	iShares ESG Aware 1-5 Year USD Corporate Bond ETF
Trading Symbol	SUSB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares ESG Aware 1-5 Year USD Corporate Bond ETF (the “Fund”) for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware 1-5 Year USD Corporate Bond ETF	$12	0.12%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended February 28, 2026, the Fund returned 6.17%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.53% and the Bloomberg MSCI US Corporate 1-5 Year ESG Focus Index returned 6.27%.
What contributed to performance?
During the reporting period, U.S. bond markets gained as the Federal Reserve (“Fed”) reduced rates by 75 basis points across three 25 basis point rate cuts in late 2025. The yield on the 10-year U.S. Treasury ended lower due to uncertainty around the Trump Administration’s tariff policies, a prolonged U.S. government shutdown, and increasing geopolitical tensions later in the period. In this landscape, corporate securities were meaningful contributors to the Fund’s return, most notably financial and consumer non-cyclical bonds. In terms of credit quality, bonds rated Baa by Moody’s, which sit at the lower end of the investment grade scale, were large contributors to the Fund’s return.
What detracted from performance?
During the reporting period, there were no significant detractors from the Fund’s return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: July 11, 2017 through February 28, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	6.17%	2.38%	2.85%
Bloomberg U.S. Universal Index	6.53	0.78	2.28
Bloomberg MSCI US Corporate 1-5 Year ESG Focus Index	6.27	2.50	3.05

Performance Inception Date	Jul. 11, 2017
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 1,092,286,453
Holdings Count | Holding	1,650
Advisory Fees Paid, Amount	$ 1,217,275
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,092,286,453
Number of Portfolio Holdings	1,650
Net Investment Advisory Fees	$1,217,275
Portfolio Turnover Rate	34%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	0.2%
Aa	5.1%
A	45.5%
Baa	47.5%
Ba	1.7%
Maturity allocation
Maturity	Percent of Total Investments(a)
1-2 Years	19.5%
2-3 Years	26.6%
3-4 Years	23.7%
4-5 Years	23.2%
5-6 Years	6.3%
8-9 Years	0.3%
9-10 Years	0.3%
21-22 Years	0.1%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000046846 [Member]
Shareholder Report [Line Items]
Fund Name	iShares iBoxx $ High Yield Corporate Bond ETF
Class Name	iShares iBoxx $ High Yield Corporate Bond ETF
Trading Symbol	HYG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares iBoxx $ High Yield Corporate Bond ETF (the “Fund”) for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBoxx $ High Yield Corporate Bond ETF	$51	0.49%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended February 28, 2026, the Fund returned 6.92%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.53% and the Markit iBoxx USD Liquid High Yield Index returned 7.24%.
What contributed to performance?
U.S. bond markets gained during the reporting period, supported by a resilient domestic economy despite conflicting data. The Federal Reserve (“Fed”) reduced rates by 75 basis points across three 25 basis point rate cuts in late 2025, prompted by a cooling labor market amid elevated inflation. The yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) continued to steepen as rate cuts pushed shorter-term yields lower. (Bond yields move inversely to prices.)
Against this backdrop, investment‑grade corporate bonds outperformed Treasuries, reflecting solid U.S. economic growth, strong risk appetite, and confidence in corporate earnings. High‑yield bonds also posted positive returns, supported by interest rate cuts and stronger investor demand for risk assets.
What detracted from performance?
There were no meaningful detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: March 1, 2016 through February 28, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	6.92%	4.00%	5.64%
Bloomberg U.S. Universal Index	6.53	0.78	2.42
Markit iBoxx USD Liquid High Yield Index	7.24	4.40	6.11

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 16,674,284,256
Holdings Count | Holding	1,330
Advisory Fees Paid, Amount	$ 85,201,518
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$16,674,284,256
Number of Portfolio Holdings	1,330
Net Investment Advisory Fees	$85,201,518
Portfolio Turnover Rate	22%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Baa	1.5%
Ba	48.0%
B	37.4%
Caa	11.5%
Ca	0.6%
C	0.0	%(b)
Not Rated	1.0%
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	0.5%
1-5 Years	57.6%
5-10 Years	38.5%
10-15 Years	0.3%
More than 20 Years	3.1%
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.

[1]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[2]	Annualized.